Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenues	$ 196,885	$ 113,816	$ 319,966	$ 269,033	$ 651,641	$ 691,286
Cost of goods sold	135,889	82,923	227,286	201,996	489,956	539,555
Gross profit	60,996	30,893	92,680	67,037	161,685	151,731
Operating expenses
Selling, general and administrative expenses	201,823	132,212	465,697	275,117	1,069,611	559,412
Net loss from operations	(140,827)	$ (101,319)	(373,017)	$ (208,080)	(907,926)	$ (407,681)
Other income (expense)
Other income	$ 1,139		$ 1,139
Acquisition expenses		$ (275,000)		$ (275,000)	(275,000)
Loss on debt extinguishment	$ (9,047)		$ (43,925)
Interest expense	(207,711)	$ (68,920)	(374,886)	$ (69,925)	(391,319)	$ (8,282)
Derivative gain (loss)	180,625	(1,844,474)	470,136	(1,844,474)	44,682
Net loss	$ (175,821)	$ (2,289,713)	$ (320,553)	$ (2,397,479)	$ (1,529,563)	$ (415,963)
Net loss per share - Basic and diluted	$ (0.01)	$ (0.09)	$ (0.01)	$ (0.10)	$ (0.06)	$ (0.02)
Weighted average shares outstanding - Basic and diluted	25,511,265	24,384,010	25,393,498	23,578,962	24,351,705	22,764,969